Other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of other receivables

Other receivables consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Sales, goods and services taxes receivables	$181,706	$193,226
Refund receivable(1)	100,000	100,000
Employee advances and others	24,512	8,580
Receivables from a factoring company (2)	-	169,465
Other receivables	$306,218	$471,271

(1)	A US$100,000 deposit paid for a proposed acquisition that is no longer proceeding and is expected to be recovered following the favorable court outcome.

(2)

These receivables represent pledged accounts receivable received by the factoring company from the Company’s customers pending to be repaid to the Company with $143,761 are pledged accounts receivable (see Note 3) associated with the secured borrowings – recourse factoring liabilities (see Note 8).